MARKETABLE INVESTMENT SECURITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
MARKETABLE INVESTMENT SECURITIES

NOTE 5 – MARKETABLE INVESTMENT SECURITIES

In February 2023, the Company entered into a brokerage agreement and deposited $2,500,000. In February 2023, the Company purchased $450,751 in corporate fixed income securities (corporate bonds) and $1,981,061 in government securities (Treasury securities). The Company terminated the brokerage agreement during the three months ended December 31, 2024, liquidated the vast majority of its investments and has $10,114 recorded in cash and cash equivalents on its unaudited condensed consolidated balance sheet as March 31, 2025 and December 31, 2024, respectively.

NOTE 6 – MARKETABLE INVESTMENT SECURITIES

In February 2023, the Company entered into a brokerage agreement and deposited $2,500,000. In February 2023, we purchased $450,751 in corporate fixed income securities (corporate bonds) and $1,981,061 in government securities (Treasury securities). The Company terminated the brokerage agreement during the year ended December 31, 2024, liquidated the vast majority of its investments and has $10,114 recorded in cash and cash equivalents on its balance sheet as December 31, 2024. As of December 31, 2023, the marketable securities consisted of the following:

Corporate fixed income securities, weighted average yield and maturity of 5.39% and 2.38 years, respectively	$452,682
Government securities, weighted average yield and maturity of 4.91% and 3.25 years, respectively	2,026,271
Total marketable investment securities	$2,478,953